CROWN HOLDINGS, INC.

One Crown Way

Philadelphia, PA 19154

February 10, 2006

BY EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Submitted herewith is a Form S-4 by Crown Holdings, Inc. (the “Company”) and certain of its subsidiaries regarding a proposed offer to exchange senior unsecured notes that have not been registered under the Securities Act of 1933 for new senior unsecured notes that have been registered under the Securities Act.

In connection with such filing, the Company notes that the selected historical financial data included within the prospectus submitted with the Form S-4 does not include data for the years ended and as of December 31, 2001 and December 31, 2000 because the financial information for such years has not been recast to reflect the reclassification to discontinued operations of amounts related to the Company’s plastic closures business, which was sold in October 2005. Such recast financial information for the year ended and as of December 31, 2001 will be included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2005. In addition, the recast financial statements of Crown Cork & Seal Company, Inc., whose securities collateralize the Company’s outstanding first priority senior secured notes that are not the subject of the proposed exchange offer, will be included as an exhibit to the Company’s Annual Report and filed by amendment to the Form S-4.

Sincerely,

CROWN HOLDINGS, INC.

/s/ Thomas A. Kelly
Name:	Thomas A. Kelly
Title:	Vice President and Corporate
Controller